Deferred finance costs	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
DEFERRED FINANCE COSTS [Text Block]
NOTE 8: DEFERRED FINANCE COSTS
Deferred finance costs consisted of the following:
Financing Costs
Balance at December 31, 2009	$—
Additions	21,954
Capitalized into vessel deposits	(320)
Amortization	(518)
Deferred charges written -off	(2,938)

Balance at December 31, 2010	$18,178
Additions	10, 929
Capitalized into vessel deposits	(766)
Amortization	(2,587)
Deferred charges written -off	(935)
Balance at December 31, 2011	$24,819

     In 2011, an amount of $935 of deferred financing costs was written-off in relation to the cancellation of certain committed credit. In addition, the amortization income of the bond premium was $334 for 2011 and $0 for 2010.
   Following the issuance in October 2010 of $400,000 of 8 5/8% first priority ship mortgage notes due November 2017 (the "Notes") with the  net proceeds raised of $388,883, loan facilities, previously secured by six VLCC vessels, were fully repaid, and as a result deferred finance costs related to these facilities of $2,938, were written-off.